Operations - Shareholding structure (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TudoAzul S.A.
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
TwoTaxi Aéreo Ltda. (Azul Conecta)
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	0.00%
ATS Viagens e Turismo Ltda.
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	99.90%	99.90%
Fundo Garoupa
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	0.00%	100.00%
Fundo Safira
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Cruzeiro Participações S.A
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	99.90%	99.90%
Azul Investments LLP
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul SOL LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance 2 LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Blue Sabiá LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Investments LLC (Canela)
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Canela 407 LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	0.00%	100.00%
Canela 429 LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	0.00%	100.00%
Canela Turbo Three LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Global AzulAirProjects, SGPS, S.A. (Global)
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	0.00%	45.45%
Daraland S.A.
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	0.00%	100.00%
Encenta S.A. (Azul Uruguai)
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	0.00%	100.00%
Azul Saira LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	0.00%